Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Period End Date	Sep. 30, 2017
Stock-based compensation	$ 52.9	$ 70.8	$ 66.0
Warrant [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 5.2	13.7	25.0
Common Stock, Capital Shares Reserved for Future Issuance	8,721
Equity intruments other than options granted	343
Granted	$ 2,300,000
Exercised / Released	$ 30,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 3.2
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	6.5
Compensation cost not yet recognized	$ 1.1
Unrecognized compensation cost expected to recognized, years	1 year 3 months 9 days
Parent Company [Member] | Stock option awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term of outstanding stock option awards	4 years 2 months 9 days
Parent Company [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, granted	318
Granted	$ 5.96
Exercised / Released	1,900,000
Granted	$ 15.39
Parent Company [Member] | Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,857
Exercised / Released	$ 12.73
Parent Company [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 0
Equity intruments other than options granted	0
Granted	$ 0.00
Exercised / Released	$ 12.33
Stock Issued During Period, Shares, Restricted Stock Award, Gross	0
Parent Company [Member] | Time Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity intruments other than options granted	25
Granted	$ 15.71
Exercised / Released	400,000
Parent Company [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	3.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	3.22
Granted	9,600,000
Granted	$ 13.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	600
Spectrum Brands [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 39,400,000
Exercised / Released	$ 49,100,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	296
Allocated Share-based Compensation Expense	$ 12.9	$ 8.9	7.4
Spectrum Brands [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, granted	0
Granted	$ 0.00
Exercised / Released	0
Spectrum Brands [Member] | Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 133.05
Spectrum Brands [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	501
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 39,400,000
Equity intruments other than options granted	697
Granted	$ 127.00
Exercised / Released	$ 109.03
Compensation cost not yet recognized	$ 20.9
Stock Issued During Period, Shares, Restricted Stock Award, Gross	296
Equity instruments other than options, grant date fair value	$ 88.5
Spectrum Brands [Member] | Time Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity intruments other than options granted	0
Granted	$ 0.00
Exercised / Released	0
Spectrum Brands [Member] | Performance-based and Time-based Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 122.39
Stock Issued During Period, Shares, Restricted Stock Award, Gross	401
2011 HGI Plan, as amended [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized, Additional Amount	7,000
2011 HGI Plan, as amended [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	17,000
2014 HGI Warrant Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	3,000
2014 HGI Warrant Plan [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	600
Spectrum Brands 2011 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,127
Share-based Compensation Award, Tranche Two [Member] | Spectrum Brands [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised / Released	$ 13,000,000
Share-based Compensation Award, Tranche Two [Member] | Spectrum Brands [Member] | Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 122.65
Share-based Compensation Award, Tranche Two [Member] | Spectrum Brands [Member] | Performance-based and Time-based Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	106
Severance Cost, one time payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Severance Costs	$ 3.0		$ 20.5